12636 High Bluff Drive, Suite 400
San Diego, California 92130-2071
Tel: (858) 523-5400 Fax: (858) 523-5450
www.lw.com
FIRM / AFFILIATE OFFICES

Boston	New York
Brussels	Northern Virginia
Chicago	Orange County
Frankfurt	Paris
Hamburg	San Diego
Hong Kong	San Francisco
London	Shanghai
Los Angeles	Silicon Valley
Milan	Singapore
Moscow	Tokyo
New Jersey	Washington, D.C.
File No. 036854-0010

December 13, 2005
VIA EDGAR AND FACSIMILE
Zafar Hasan, Esq.
Attorney-Advisor
U.S. Securities and Exchange Commission
100 F Street, N.E.
Mail Stop 6010
Washington, D.C. 20549

Re:	Somaxon Pharmaceuticals, Inc. Amendment No. 2 to Registration Statement on Form S-1 SEC File No. 333-128871
Dear Mr. Hasan:
     Enclosed please find correspondence from November 23, 2005 accompanying the above-referenced Registration Statement. We are refiling the correspondence as requested by the Staff. Please do not hesitate to call me at (619) 238-2857 or Cheston Larson at (858) 523-5435 with any questions.

Best regards,
/s/ Danielle M. Donaldson

Danielle M. Donaldson of LATHAM & WATKINS LLP

Enclosures

cc:	Kenneth M. Cohen, Somaxon Pharmaceuticals, Inc. Scott N. Wolfe, Latham & Watkins LLP Cheston J. Larson, Latham & Watkins LLP